UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22939

T. Rowe Price Credit Opportunities Fund, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: May 31

Date of reporting period: May 31, 2026

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual Shareholder Report

May 31, 2026

Credit Opportunities Fund

Investor Class (PRCPX)

This annual shareholder report contains important information about Credit Opportunities Fund (the "fund") for the period of June 1, 2025 to May 31, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Credit Opportunities Fund - Investor Class	$84	0.81%

What drove fund performance during the past 12 months?

  The high yield market posted solid gains in the year ended May 31, 2026, despite significant volatility and inflationary pressure due to the Trump administration’s trade policies and the war in Iran. The resilient labor market, healthy corporate earnings, and strong equity returns supported the asset class’s performance.

  Compared with the style-specific Bloomberg U.S. High Yield 2% Issuer Capped Bond Index, our selection in the wireless communications segment contributed, partly due to Asurion, the leading provider of mobile protection services. Asurion’s contracts with Verizon and AT&T, which were extended through year-end 2031, and its growing connected home business, provide reasonable earnings visibility, in our view. Avoiding troubled issuers that underperformed, including luxury retail company Saks Global and global label solutions provider Multi-Color, added value.

  Relative to the style-specific benchmark, the information technology segment detracted as fears about the potential impacts of displacement amid increased adoption of artificial intelligence technology hampered the performance of several issuers including, Qlik Technologies, which offers business intelligence and analytics. Sabre, a technology solutions provider to the global travel and tourism industry, held back relative gains in the services segment.

  The fund seeks a combination of long-term capital appreciation and high income. Over the period, we selectively added to credits where our analysts saw credible takeout optionality as we continued to believe that mergers and acquisitions will remain an ongoing theme across our markets. We also found value in new issues and continued to emphasize shorter duration, higher-carry ideas.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of May 31, 2026

Table Summary
	Investor Class	Regulatory Benchmark	Strategy Benchmark
2016	10,000	10,000	10,000
2016	10,570	10,232	10,582
2016	10,827	9,908	10,643
2017	11,292	10,008	11,156
2017	11,444	10,158	11,357
2017	11,602	10,283	11,494
2017	11,681	10,227	11,617
2018	11,748	10,059	11,622
2018	11,768	10,120	11,624
2018	11,947	10,175	11,885
2018	11,819	10,089	11,659
2019	12,225	10,378	12,123
2019	12,462	10,768	12,264
2019	12,853	11,210	12,665
2019	12,967	11,178	12,787
2020	12,888	11,590	12,863
2020	12,611	11,781	12,424
2020	13,259	11,936	13,254
2020	13,656	11,992	13,704
2021	14,010	11,750	14,060
2021	14,289	11,734	14,276
2021	14,583	11,925	14,597
2021	14,493	11,854	14,426
2022	14,409	11,440	14,149
2022	13,801	10,769	13,523
2022	13,422	10,552	13,049
2022	13,469	10,332	13,135
2023	13,859	10,328	13,378
2023	13,855	10,538	13,530
2023	14,444	10,426	13,987
2023	14,766	10,454	14,276
2024	15,311	10,671	14,851
2024	15,514	10,676	15,049
2024	16,117	11,187	15,739
2024	16,434	11,173	16,090
2025	16,703	11,291	16,349
2025	16,894	11,258	16,451
2025	17,477	11,538	17,039
2025	17,664	11,809	17,305
2026	17,913	11,998	17,524
2026	18,175	11,836	17,696

202501-4140694, 202606-5570062

F105-052 7/26

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Credit Opportunities Fund (Investor Class)	7.59%	4.93%	6.16%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.13	0.17	1.70
Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index (Strategy Benchmark)	7.57	4.39	5.87

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$395,564
  Number of Portfolio Holdings303
  Investment Advisory Fees Paid (000s)$1,552
  Portfolio Turnover Rate36.9%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Table Summary
Corporate Bonds	81.3%
Bank Loans	9.5
Securities Lending Collateral	2.0
Convertible Preferred Stocks	1.1
Preferred Stocks	1.1
Municipal Securities	0.6
Common Stocks	0.4
Convertible Bonds	0.3
Short-Term and Other	3.7

Top Ten Holdings (as a % of Net Assets)

Table Summary
Vistra	2.9%
TransDigm	2.7
Navient	2.2
LifePoint Health	2.2
EchoStar	1.9
Hilcorp Energy I	1.7
Service Properties Trust	1.6
Venture Global LNG	1.5
Jane Street Group	1.4
Neptune Bidco U.S.	1.3

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Credit Opportunities Fund

Investor Class (PRCPX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Annual Shareholder Report

May 31, 2026

Credit Opportunities Fund

Advisor Class (PAOPX)

This annual shareholder report contains important information about Credit Opportunities Fund (the "fund") for the period of June 1, 2025 to May 31, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Credit Opportunities Fund - Advisor Class	$94	0.91%

What drove fund performance during the past 12 months?

  The high yield market posted solid gains in the year ended May 31, 2026, despite significant volatility and inflationary pressure due to the Trump administration’s trade policies and the war in Iran. The resilient labor market, healthy corporate earnings, and strong equity returns supported the asset class’s performance.

  Compared with the style-specific Bloomberg U.S. High Yield 2% Issuer Capped Bond Index, our selection in the wireless communications segment contributed, partly due to Asurion, the leading provider of mobile protection services. Asurion’s contracts with Verizon and AT&T, which were extended through year-end 2031, and its growing connected home business, provide reasonable earnings visibility, in our view. Avoiding troubled issuers that underperformed, including luxury retail company Saks Global and global label solutions provider Multi-Color, added value.

  Relative to the style-specific benchmark, the information technology segment detracted as fears about the potential impacts of displacement amid increased adoption of artificial intelligence technology hampered the performance of several issuers including, Qlik Technologies, which offers business intelligence and analytics. Sabre, a technology solutions provider to the global travel and tourism industry, held back relative gains in the services segment.

  The fund seeks a combination of long-term capital appreciation and high income. Over the period, we selectively added to credits where our analysts saw credible takeout optionality as we continued to believe that mergers and acquisitions will remain an ongoing theme across our markets. We also found value in new issues and continued to emphasize shorter duration, higher-carry ideas.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of May 31, 2026

Table Summary
	Advisor Class	Regulatory Benchmark	Strategy Benchmark
2016	10,000	10,000	10,000
2016	10,568	10,232	10,582
2016	10,810	9,908	10,643
2017	11,273	10,008	11,156
2017	11,434	10,158	11,357
2017	11,590	10,283	11,494
2017	11,665	10,227	11,617
2018	11,716	10,059	11,622
2018	11,733	10,120	11,624
2018	11,922	10,175	11,885
2018	11,777	10,089	11,659
2019	12,180	10,378	12,123
2019	12,412	10,768	12,264
2019	12,799	11,210	12,665
2019	12,895	11,178	12,787
2020	12,827	11,590	12,863
2020	12,547	11,781	12,424
2020	13,205	11,936	13,254
2020	13,581	11,992	13,704
2021	13,931	11,750	14,060
2021	14,205	11,734	14,276
2021	14,494	11,925	14,597
2021	14,400	11,854	14,426
2022	14,313	11,440	14,149
2022	13,704	10,769	13,523
2022	13,305	10,552	13,049
2022	13,361	10,332	13,135
2023	13,727	10,328	13,378
2023	13,737	10,538	13,530
2023	14,300	10,426	13,987
2023	14,596	10,454	14,276
2024	15,132	10,671	14,851
2024	15,329	10,676	15,049
2024	15,922	11,187	15,739
2024	16,231	11,173	16,090
2025	16,493	11,291	16,349
2025	16,677	11,258	16,451
2025	17,250	11,538	17,039
2025	17,430	11,809	17,305
2026	17,671	11,998	17,524
2026	17,925	11,836	17,696

202501-4140694, 202606-5570062

F205-052 7/26

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Credit Opportunities Fund (Advisor Class)	7.48%	4.76%	6.01%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.13	0.17	1.70
Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index (Strategy Benchmark)	7.57	4.39	5.87

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$395,564
  Number of Portfolio Holdings303
  Investment Advisory Fees Paid (000s)$1,552
  Portfolio Turnover Rate36.9%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Table Summary
Corporate Bonds	81.3%
Bank Loans	9.5
Securities Lending Collateral	2.0
Convertible Preferred Stocks	1.1
Preferred Stocks	1.1
Municipal Securities	0.6
Common Stocks	0.4
Convertible Bonds	0.3
Short-Term and Other	3.7

Top Ten Holdings (as a % of Net Assets)

Table Summary
Vistra	2.9%
TransDigm	2.7
Navient	2.2
LifePoint Health	2.2
EchoStar	1.9
Hilcorp Energy I	1.7
Service Properties Trust	1.6
Venture Global LNG	1.5
Jane Street Group	1.4
Neptune Bidco U.S.	1.3

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Credit Opportunities Fund

Advisor Class (PAOPX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Annual Shareholder Report

May 31, 2026

Credit Opportunities Fund

I Class (TCRRX)

This annual shareholder report contains important information about Credit Opportunities Fund (the "fund") for the period of June 1, 2025 to May 31, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Credit Opportunities Fund - I Class	$58	0.56%

What drove fund performance during the past 12 months?

  The high yield market posted solid gains in the year ended May 31, 2026, despite significant volatility and inflationary pressure due to the Trump administration’s trade policies and the war in Iran. The resilient labor market, healthy corporate earnings, and strong equity returns supported the asset class’s performance.

  Compared with the style-specific Bloomberg U.S. High Yield 2% Issuer Capped Bond Index, our selection in the wireless communications segment contributed, partly due to Asurion, the leading provider of mobile protection services. Asurion’s contracts with Verizon and AT&T, which were extended through year-end 2031, and its growing connected home business, provide reasonable earnings visibility, in our view. Avoiding troubled issuers that underperformed, including luxury retail company Saks Global and global label solutions provider Multi-Color, added value.

  Relative to the style-specific benchmark, the information technology segment detracted as fears about the potential impacts of displacement amid increased adoption of artificial intelligence technology hampered the performance of several issuers including, Qlik Technologies, which offers business intelligence and analytics. Sabre, a technology solutions provider to the global travel and tourism industry, held back relative gains in the services segment.

  The fund seeks a combination of long-term capital appreciation and high income. Over the period, we selectively added to credits where our analysts saw credible takeout optionality as we continued to believe that mergers and acquisitions will remain an ongoing theme across our markets. We also found value in new issues and continued to emphasize shorter duration, higher-carry ideas.

How has the fund performed?

Cumulative Returns of a Hypothetical $500,000 Investment as of May 31, 2026

Table Summary
	I Class	Regulatory Benchmark	Strategy Benchmark
11/29/16	500,000	500,000	500,000
11/30/16	500,073	498,674	500,747
2/28/17	521,834	503,720	524,914
5/31/17	529,102	511,246	534,377
8/31/17	536,712	517,530	540,821
11/30/17	540,608	514,702	546,597
2/28/18	543,431	506,265	546,850
5/31/18	545,364	509,331	546,934
8/31/18	553,993	512,100	559,216
11/30/18	547,740	507,795	548,575
2/28/19	566,945	522,312	570,417
5/31/19	578,293	541,930	577,028
8/31/19	596,807	564,193	595,881
11/30/19	602,520	562,592	601,661
2/29/20	599,210	583,332	605,197
5/31/20	586,658	592,956	584,585
8/31/20	617,228	600,715	623,591
11/30/20	636,103	603,570	644,791
2/28/21	653,049	591,403	661,535
5/31/21	666,460	590,555	671,715
8/31/21	680,643	600,209	686,798
11/30/21	676,846	596,608	678,773
2/28/22	673,334	575,765	665,742
5/31/22	645,270	541,999	636,278
8/31/22	627,891	531,089	613,957
11/30/22	629,639	520,006	617,992
2/28/23	648,260	519,790	629,430
5/31/23	649,295	530,385	636,581
8/31/23	677,350	524,752	658,089
11/30/23	692,888	526,141	671,702
2/29/24	718,876	537,084	698,752
5/31/24	728,873	537,310	708,067
8/31/24	757,700	563,042	740,535
11/30/24	773,061	562,314	757,059
2/28/25	785,235	568,279	769,261
5/31/25	795,665	566,641	774,030
8/31/25	822,657	580,700	801,714
11/30/25	833,007	594,373	814,215
2/28/26	845,268	603,857	824,519
5/31/26	858,143	595,728	832,620

202501-4140694, 202606-5570062

F406-052 7/26

Average Annual Total Returns

Table Summary
	1 Year	5 Years	Since Inception 11/29/16
Credit Opportunities Fund (I Class)	7.85%	5.19%	5.85%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.13	0.17	1.86
Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index (Strategy Benchmark)	7.57	4.39	5.51

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$395,564
  Number of Portfolio Holdings303
  Investment Advisory Fees Paid (000s)$1,552
  Portfolio Turnover Rate36.9%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Table Summary
Corporate Bonds	81.3%
Bank Loans	9.5
Securities Lending Collateral	2.0
Convertible Preferred Stocks	1.1
Preferred Stocks	1.1
Municipal Securities	0.6
Common Stocks	0.4
Convertible Bonds	0.3
Short-Term and Other	3.7

Top Ten Holdings (as a % of Net Assets)

Table Summary
Vistra	2.9%
TransDigm	2.7
Navient	2.2
LifePoint Health	2.2
EchoStar	1.9
Hilcorp Energy I	1.7
Service Properties Trust	1.6
Venture Global LNG	1.5
Jane Street Group	1.4
Neptune Bidco U.S.	1.3

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Credit Opportunities Fund

I Class (TCRRX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d)  Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2026	2025
Audit Fees	$46,203	$46,217
Audit-Related Fees	-	-
Tax Fees	-	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1)  The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

   (2)  No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)  Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)  The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,211,000 and $1,746,000, respectively.

(h)  All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i)  Not applicable.

(j)  Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)  Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b)  Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b)  Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
May 31, 2026
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRCPX Credit Opportunities
Fund
PAOPX Credit Opportunities
Fund–
.
Advisor Class
TCRRX Credit Opportunities
Fund–
.
I Class

T. ROWE PRICE Credit Opportunities Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
5/31/26 5/31/25 5/31/24 5/31/23 5/31/22
NET ASSET VALUE
Beginning of period $ 7 .97 $ 7 .85 $ 7 .53 $ 8 .04 $ 8 .77
Investment activities
Net investment income
(1)(2)
0 .55 0 .56 0 .55 0 .50 0 .42
Net realized and unrealized
gain/loss 0 .04 0 .12 0 .33 ( 0 .48 ) ( 0 .70 )
Total from investment
activities 0 .59 0 .68 0 .88 0 .02 ( 0 .28 )
Distributions
Net investment income ( 0 .55 ) ( 0 .56 ) ( 0 .56 ) ( 0 .51 ) ( 0 .45 )
Net realized gain — — — ( 0 .02 ) —
Total distributions ( 0 .55 ) ( 0 .56 ) ( 0 .56 ) ( 0 .53 ) ( 0 .45 )
NET ASSET VALUE
End of period $ 8 .01 $ 7 .97 $ 7 .85 $ 7 .53 $ 8 .04
Ratios/Supplemental Data
Total return
(2)(3)
7 .59% 8 .89% 11 .97% 0 .39% ( 3 .41 ) %
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0 .87% 0 .93% 1 .05% 1 .19% 1 .12%
Net expenses after waivers/
payments by Price Associates 0 .81% 0 .81% 0 .81% 0 .82% 0 .84%
Net investment income 6 .86% 7 .06% 7 .11% 6 .60% 4 .88%
Portfolio turnover rate 36 .9% 43 .8% 36 .2% 28 .9% 38 .9%
Net assets, end of period (in
thousands) $203,009 $157,070 $91,777 $45,297 $44,737
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Credit Opportunities Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
.. Year ..
.. Ended .
5/31/26 5/31/25 5/31/24 5/31/23 5/31/22
NET ASSET VALUE
Beginning of period $ 7 .93 $ 7 .81 $ 7 .51 $ 8 .02 $ 8 .75
Investment activities
Net investment income
(1)(2)
0 .54 0 .55 0 .54 0 .48 0 .42
Net realized and unrealized
gain/loss 0 .04 0 .12 0 .31 ( 0 .47 ) ( 0 .71 )
Total from investment
activities 0 .58 0 .67 0 .85 0 .01 ( 0 .29 )
Distributions
Net investment income ( 0 .54 ) ( 0 .55 ) ( 0 .55 ) ( 0 .50 ) ( 0 .44 )
Net realized gain — — — ( 0 .02 ) —
Total distributions ( 0 .54 ) ( 0 .55 ) ( 0 .55 ) ( 0 .52 ) ( 0 .44 )
NET ASSET VALUE
End of period $ 7 .97 $ 7 .93 $ 7 .81 $ 7 .51 $ 8 .02
Ratios/Supplemental Data
Total return
(2)(3)
7 .48% 8 .80% 11 .59% 0 .24% ( 3 .53 ) %
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 2 .68% 2 .79% 1 .96% 1 .55% 1 .65%
Net expenses after
waivers/payments by Price
Associates 0 .91% 0 .91% 0 .91% 0 .92% 0 .94%
Net investment income 6 .77% 6 .96% 7 .02% 6 .33% 4 .84%
Portfolio turnover rate 36 .9% 43 .8% 36 .2% 28 .9% 38 .9%
Net assets, end of period (in
thousands) $98 $91 $99 $375 $89
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Credit Opportunities Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
5/31/26 5/31/25 5/31/24 5/31/23 5/31/22
NET ASSET VALUE
Beginning of period $ 7 .96 $ 7 .84 $ 7 .52 $ 8 .03 $ 8 .76
Investment activities
Net investment income
(1)(2)
0 .57 0 .58 0 .57 0 .52 0 .45
Net realized and unrealized
gain/loss 0 .04 0 .12 0 .32 ( 0 .48 ) ( 0 .71 )
Total from investment
activities 0 .61 0 .70 0 .89 0 .04 ( 0 .26 )
Distributions
Net investment income ( 0 .57 ) ( 0 .58 ) ( 0 .57 ) ( 0 .53 ) ( 0 .47 )
Net realized gain — — — ( 0 .02 ) —
Total distributions ( 0 .57 ) ( 0 .58 ) ( 0 .57 ) ( 0 .55 ) ( 0 .47 )
NET ASSET VALUE
End of period $ 8 .00 $ 7 .96 $ 7 .84 $ 7 .52 $ 8 .03
Ratios/Supplemental Data
Total return
(2)(3)
7 .85% 9 .16% 12 .26% 0 .62% ( 3 .18 ) %
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0 .71% 0 .75% 0 .84% 0 .95% 0 .95%
Net expenses after
waivers/payments by Price
Associates 0 .56% 0 .56% 0 .57% 0 .57% 0 .59%
Net investment income 7 .10% 7 .30% 7 .36% 6 .87% 5 .24%
Portfolio turnover rate 36 .9% 43 .8% 36 .2% 28 .9% 38 .9%
Net assets, end of period (in
thousands) $192,457 $129,699 $94,913 $61,427 $46,701
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Credit Opportunities Fund
May 31, 2026

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
BANK LOANS  9.5% (1)
Automotive  0.1%
Autokiniton U.S. Holdings, FRN, 1M TSFR + 4.00%, 7.735%,
4/6/28  519 518
518
Broadcasting  0.9%
CMG Media, FRN, 3M TSFR + 3.50%, 7.30%, 6/18/29  1,303 1,174
E.W. Scripps, FRN, 1M TSFR + 3.35%, 7.067%, 11/30/29  271 263
E.W. Scripps, FRN, 1M TSFR + 5.75%, 9.467%, 6/30/28  165 165
iHeartCommunications, FRN, 1M TSFR + 5.78%, 9.51%, 5/1/29  415 394
Sinclair Television Group, FRN, 1M TSFR + 3.30%, 7.035%,
12/31/29 (2) 583 527
Townsquare Media, FRN, 6M TSFR + 5.00%, 8.587%, 2/19/30  1,203 876
3,399
Cable Operators  0.9%
CSC Holdings, FRN, 3M USD PRIME + 1.50%, 8.25%, 4/15/27  3,214 2,466
Radiate Holdco, FRN, 1M TSFR + 3.50%, 7.235%, 9/25/29
(1.50% PIK and 1M TSFR + 3.50% Cash) (3) 847 765
Radiate Holdco, FRN, 1M TSFR + 4.00%, 4.56%, 6/26/29 (4) 159 159
3,390
Chemicals  0.1%
Bond U.S. Bidco 1, FRN, 1M TSFR + 3.50%, 5/7/33 (2) 240 240
240
Financial  0.7%
Alera Group, FRN, 1M TSFR + 5.50%, 9.12%, 5/30/33  2,074 2,003
OneDigital Borrower, FRN, 1M TSFR + 5.25%, 8.87%, 7/2/32  698 678
2,681
Health Care  1.7%
1261229 B.C., FRN, 1M TSFR + 6.25%, 9.87%, 10/8/30 (2) 1,574 1,518
Bausch + Lomb, FRN, 1M TSFR + 3.75%, 7.37%, 1/15/31  597 599
Hopper Merger Sub, FRN, 3M TSFR + 5.00%, 8.679%, 1/5/34  4,815 4,779
6,896
Information Technology  1.4%
Applied Systems, FRN, 3M TSFR + 4.50%, 8.20%, 2/23/32  564 557
Delta Topco, FRN, 3M TSFR + 5.25%, 8.927%, 11/29/30  1,260 1,099
Ellucian Holdings, FRN, 1M TSFR + 4.75%, 8.37%, 11/22/32  1,894 1,847
Kaseya, FRN, 1M TSFR + 5.00%, 8.663%, 3/21/33  886 668
Project Alpha Intermediate Holding, FRN, 3M TSFR + 5.00%,
8.70%, 5/9/33  2,547 1,486
5,657

T. ROWE PRICE Credit Opportunities Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Manufacturing  1.0%
Engineered Machinery Holdings, FRN, 3M TSFR + 6.00%,
9.961%, 5/21/29  2,001 2,002
Merlin Buyer, FRN, 1M TSFR + 4.00%, 7.68%, 4/15/33 (2) 1,901 1,912
3,914
Other Telecommunications  0.5%
Coreweave Financing, FRN, 1M TSFR + 4.50%, 3.522%,
11/15/31 (4) 210 214
VCI Asset Holdings 1, 11/20/30 (2) 1,100 1,167
VCI Asset Holdings 3, 6.875%, 4/24/31  635 644
2,025
Satellites  0.5%
Connect Finco, FRN, 1M TSFR + 4.50%, 8.12%, 9/27/29  298 299
Galileo Parent, FRN, 1M TSFR + 4.50%, 8.118%, 3/3/33  1,500 1,496
Viasat, FRN, 1M TSFR + 4.50%, 8.223%, 3/2/29  298 299
2,094
Services  0.0%
Sabre GLBL, FRN, 1M TSFR + 6.00%, 9.72%, 11/15/29  103 87
87
Utilities  0.6%
MacLean, 2/27/34 (5) 2,571 2,546
2,546
Wireless Communications  1.1%
Asurion, FRN, 1M TSFR + 5.25%, 9.028%, 1/20/29  4,241 4,242
4,242
Total Bank Loans (Cost $40,019) 37,689
COMMON STOCKS  0.4%
Building & Construction  0.1%
Louisiana-Pacific  6 428
428
Health Care  0.2%
Bausch + Lomb (6) 51 792
792
Retail  0.1%
QXO (6) 21 357
357
Total Common Stocks (Cost $1,701) 1,577

T. ROWE PRICE Credit Opportunities Fund

Par/Shares $ Value
(Amounts in 000s)
‡
CONVERTIBLE BONDS  0.3%
Automotive  0.1%
Rivian Automotive, 4.625%, 3/15/29  460 526
526
Cable Operators  0.2%
Cable One, 1.125%, 3/15/28  950 635
635
Total Convertible Bonds (Cost $1,260) 1,161
CONVERTIBLE PREFERRED STOCKS  1.1%
Aerospace & Defense  0.1%
Boeing, 6.00%, 10/15/27  8 605
605
Electric Utilities  0.3%
Southern, Series A, 7.125%, 12/15/28  22 1,107
1,107
Financial  0.2%
Ares Management, Series B, 6.75%, 10/1/27  18 771
771
Insurance  0.5%
Acrisure, Series A-2, Acquisition Date: 5/20/25, Cost $1,400 (5)
(6)(7) 58 1,838
1,838
Total Convertible Preferred Stocks (Cost $3,748) 4,321
CORPORATE BONDS  81.3%
Aerospace & Defense  2.7%
TransDigm, 6.00%, 1/15/33 (8) 1,630 1,649
TransDigm, 6.125%, 7/31/34 (8) 2,315 2,304
TransDigm, 6.25%, 1/31/34 (8) 555 568
TransDigm, 6.375%, 5/31/33 (8) 1,020 1,030
TransDigm, 6.625%, 3/1/32 (8) 1,680 1,729
TransDigm, 6.75%, 8/15/28 (8) 530 537
TransDigm, 6.75%, 1/31/34 (8) 1,365 1,400
TransDigm, 6.875%, 12/15/30 (8) 1,080 1,113
TransDigm, 7.125%, 12/1/31 (8) 450 468
10,798

T. ROWE PRICE Credit Opportunities Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Automotive  3.7%
Adient Global Holdings, 8.25%, 4/15/31 (8) 815 849
Advance Auto Parts, 7.00%, 8/1/30 (8) 1,210 1,244
Advance Auto Parts, 7.375%, 8/1/33 (8) 2,575 2,677
Clarios Global, 6.75%, 5/15/28 (8) 160 163
Clarios Global, 6.75%, 2/15/30 (8) 635 657
Dana Financing Luxembourg, 8.50%, 7/15/31 (EUR)  493 602
Nissan Motor, 4.81%, 9/17/30 (8) 545 511
Nissan Motor, 7.50%, 7/17/30 (8) 300 311
Nissan Motor, 7.75%, 7/17/32 (8) 300 314
Nissan Motor, 8.125%, 7/17/35 (8) 300 319
Nissan Motor Acceptance, 5.625%, 9/29/28 (8) 335 334
Nissan Motor Acceptance, 6.125%, 9/30/30 (8) 665 657
Rivian Holdings, 10.00%, 1/15/31 (8) 4,570 4,504
Wand NewCo 3, 7.625%, 1/30/32 (8) 1,380 1,427
14,569
Broadcasting  6.4%
Clear Channel Outdoor Holdings, 7.125%, 2/15/31 (8) 530 548
Clear Channel Outdoor Holdings, 7.50%, 6/1/29 (8) 1,110 1,114
Clear Channel Outdoor Holdings, 7.50%, 3/15/33 (8) 665 698
Clear Channel Outdoor Holdings, 7.75%, 4/15/28 (8) 795 797
Clear Channel Outdoor Holdings, 7.875%, 4/1/30 (8) 795 828
CMG Media, 8.875%, 6/18/29 (8) 2,240 1,805
Discovery Global Holdings, 4.279%, 3/15/32  170 156
Discovery Global Holdings, 5.05%, 3/15/42  3,310 2,426
E.W. Scripps, 9.875%, 8/15/30 (8) 1,350 1,290
Gray Media, 5.375%, 11/15/31 (8) 995 713
Gray Media, 9.625%, 7/15/32 (8) 1,000 986
iHeartCommunications, 9.125%, 5/1/29 (8) 1,060 1,030
Neptune Bidco U.S., 9.29%, 4/15/29 (8) 1,524 1,559
Neptune Bidco U.S., 9.50%, 2/15/33 (8) 920 942
Neptune Bidco U.S., 10.375%, 5/15/31 (8) 2,545 2,659
Nexstar Media, 6.50%, 9/15/33 (8) 1,100 1,109
Nexstar Media, 7.25%, 4/15/34 (8) 1,100 1,107
Sirius XM Radio, 5.50%, 7/1/29 (8) 330 329
Sirius XM Radio, 5.875%, 4/15/32 (8) 1,900 1,891
Stagwell Global, 5.625%, 8/15/29 (8) 810 787
Univision Communications, 8.50%, 7/31/31 (8) 1,295 1,304
Univision Communications, 9.375%, 8/1/32 (8) 1,310 1,341
25,419
Building & Real Estate  1.2%
Cushman & Wakefield U.S. Borrower, 6.75%, 5/15/28 (8) 258 259
Cushman & Wakefield U.S. Borrower, 8.875%, 9/1/31 (8) 260 274

T. ROWE PRICE Credit Opportunities Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Howard Hughes, 4.125%, 2/1/29 (8) 295 285
Howard Hughes, 5.875%, 3/1/32 (8) 1,500 1,471
Howard Hughes, 6.125%, 3/1/34 (8) 2,288 2,236
4,525
Building Products  1.6%
Builders FirstSource, 6.375%, 6/15/32 (8) 358 361
Builders FirstSource, 6.375%, 3/1/34 (8) 550 549
CP Atlas Buyer, 9.75%, 7/15/30 (8)(9) 1,410 1,327
New Enterprise Stone & Lime, 5.25%, 7/15/28 (8) 365 363
Quikrete Holdings, 6.375%, 3/1/32 (8) 1,600 1,630
Quikrete Holdings, 6.75%, 3/1/33 (8) 1,935 1,964
6,194
Cable Operators  6.6%
C&W Senior Finance, 9.00%, 1/15/33 (8) 745 761
CCO Holdings, 4.50%, 6/1/33 (8)(9) 1,085 927
CCO Holdings, 4.75%, 2/1/32 (8) 955 852
CCO Holdings, 7.00%, 2/1/33 (8) 1,800 1,759
CCO Holdings, 7.375%, 3/1/31 (8)(9) 975 989
Charter Communications Operating, 6.484%, 10/23/45  1,005 927
CSC Holdings, 6.50%, 2/1/29 (8) 545 322
CSC Holdings, 7.50%, 4/1/28 (8) 785 262
CSC Holdings, 11.25%, 5/15/28 (8) 1,010 673
CSC Holdings, 11.75%, 1/31/29 (8) 545 344
Directv Financing, 9.25%, 6/1/32 (8) 600 616
Directv Financing, 10.00%, 2/15/31 (8) 1,785 1,868
DISH DBS, 5.25%, 12/1/26 (8) 1,000 996
DISH DBS, 5.75%, 12/1/28 (8) 2,331 2,285
DISH DBS, 7.375%, 7/1/28  1,910 1,854
DISH Network, 11.75%, 11/15/27 (8) 470 485
EchoStar, 10.75%, 11/30/29  6,857 7,454
Midcontinent Communications, 8.00%, 8/15/32 (8) 1,460 1,380
Time Warner Cable Enterprises, 8.375%, 7/15/33  1,315 1,484
26,238
Chemicals  2.1%
Avient, 6.25%, 11/1/31 (8) 200 203
Avient, 7.125%, 8/1/30 (8) 375 382
Axalta Coating Systems Dutch Holding B, 7.25%, 2/15/31 (8) 520 542
Bond U.S. Bidco 1, 7.125%, 6/15/33 (8) 1,576 1,588
Celanese U.S. Holdings, 7.55%, 11/15/30  475 505
Celanese U.S. Holdings, 7.70%, 11/15/33  1,225 1,316
Qnity Electronics, 5.75%, 8/15/32 (8) 740 746
Qnity Electronics, 6.25%, 8/15/33 (8) 215 219
Windsor Holdings III, 8.50%, 6/15/30 (8) 520 542

T. ROWE PRICE Credit Opportunities Fund

Par/Shares $ Value
(Amounts in 000s)
‡
WR Grace Holdings, 5.625%, 8/15/29 (8) 595 570
WR Grace Holdings, 6.625%, 8/15/32 (8) 1,820 1,806
8,419
Consumer Products  1.4%
Newell Brands, 6.625%, 5/15/32 (9) 935 910
Newell Brands, 8.50%, 6/1/28 (8) 1,397 1,460
OAK-Eagle Acquireco, 7.25%, 7/1/33 (8) 1,875 1,954
OAK-Eagle Acquireco, 8.75%, 7/1/34 (8) 1,290 1,363
5,687
Container  1.0%
Ball, 6.00%, 6/15/29  800 815
Sword Purchaser, 8.25%, 4/15/33 (8) 2,245 2,312
Sword Purchaser, 10.50%, 4/15/34 (8) 565 587
3,714
Energy  11.5%
Aethon III, 10.077%, 1/10/27, Acquisition Date: 9/5/25,
Cost $1,275 (5)(7) 1,280 1,280
Aethon United BR, 7.50%, 10/1/29 (8) 511 533
AmeriGas Partners, 6.875%, 6/1/31 (8) 400 409
AmeriGas Partners, 9.50%, 6/1/30 (8) 1,173 1,261
Breakwater Energy Holdings, 9.25%, 11/15/30 (8) 1,670 1,772
Comstock Resources, 6.75%, 3/1/29 (8) 1,271 1,249
Crescent Energy Finance, 7.375%, 1/15/33 (8) 2,795 2,840
Crescent Energy Finance, 7.625%, 4/1/32 (8) 1,420 1,455
Diamondback Energy, 5.75%, 4/18/54  1,155 1,135
Hilcorp Energy I, 7.25%, 2/15/35 (8) 1,610 1,633
Hilcorp Energy I, 8.375%, 11/1/33 (8) 4,855 5,164
Magnolia Oil & Gas Operating, 6.875%, 12/1/32 (8) 700 723
Matador Resources, 6.00%, 4/15/34 (8) 1,200 1,185
Matador Resources, 6.25%, 4/15/33 (8) 750 754
NGL Energy Operating, 8.125%, 2/15/29 (8) 580 603
NGL Energy Operating, 8.375%, 2/15/32 (8) 880 925
Occidental Petroleum, 6.05%, 10/1/54  650 657
Permian Resources Operating, 6.25%, 2/1/33 (8) 530 544
Permian Resources Operating, 9.875%, 7/15/31 (8) 358 378
Prairie Acquiror, 9.00%, 8/1/29 (8) 1,380 1,438
Seadrill Finance, 8.375%, 8/1/30 (8) 2,180 2,275
SM Energy, 8.625%, 11/1/30 (8) 695 735
SM Energy, 9.625%, 6/15/33 (8) 1,835 2,042
Sunoco, 7.00%, 5/1/29 (8) 395 408
Sunoco, 7.25%, 5/1/32 (8) 647 676
Tallgrass Energy Partners, 6.00%, 12/31/30 (8) 405 407
Tallgrass Energy Partners, 7.375%, 2/15/29 (8) 355 367

T. ROWE PRICE Credit Opportunities Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Transocean Aquila, 8.00%, 9/30/28 (8) 148 151
Transocean International, 7.875%, 10/15/32 (8) 560 597
Transocean International, 8.25%, 5/15/29 (8) 645 669
Transocean International, 8.50%, 5/15/31 (8) 670 708
Transocean International, 8.75%, 2/15/30 (8) 1,012 1,056
Venture Global LNG, 8.375%, 6/1/31 (8) 705 734
Venture Global LNG, VR, 9.00% (8)(10)(11) 5,365 5,300
Venture Global Plaquemines LNG, 6.50%, 1/15/34 (8) 800 837
Venture Global Plaquemines LNG, 6.75%, 1/15/36 (8) 645 684
Venture Global Plaquemines LNG, 7.50%, 5/1/33 (8) 520 574
Venture Global Plaquemines LNG, 7.75%, 5/1/35 (8) 1,275 1,431
45,589
Entertainment & Leisure  1.2%
Cinemark USA, 7.00%, 8/1/32 (8) 1,000 1,035
Six Flags Entertainment, 7.25%, 5/15/31 (8) 1,930 1,926
Six Flags Entertainment, 8.625%, 1/15/32 (8) 1,795 1,846
4,807
Financial  9.4%
Acrisure, 8.25%, 2/1/29 (8) 565 557
Acrisure, 8.50%, 6/15/29 (8) 650 642
Alliant Holdings Intermediate, 7.00%, 1/15/31 (8) 923 937
Alliant Holdings Intermediate, 7.375%, 10/1/32 (8) 900 893
Blackstone Mortgage Trust, 7.75%, 12/1/29 (8) 620 644
Cobra AcquisitionCo, 12.25%, 11/1/29 (8) 820 829
CRC Insurance Group, 7.125%, 6/1/31 (8) 2,400 2,405
Focus Financial Partners, 6.75%, 9/15/31 (8) 896 903
Hightower Holding, 9.125%, 1/31/30 (8) 1,810 1,873
HUB International, 7.25%, 6/15/30 (8) 1,480 1,521
HUB International, 7.375%, 1/31/32 (8) 3,120 3,196
Jane Street Group, 6.125%, 11/1/32 (8) 895 897
Jane Street Group, 6.75%, 5/1/33 (8) 2,855 2,936
Jane Street Group, 7.125%, 4/30/31 (8) 1,512 1,569
Jones Deslauriers Insurance Management, 6.875%, 10/1/33 (8) 1,635 1,524
Jones Deslauriers Insurance Management, 8.50%, 3/15/30 (8) 924 943
Midcap Financial Issuer Trust, 6.50%, 5/1/28 (8) 1,885 1,884
Navient, 5.625%, 8/1/33 (9) 1,160 944
Navient, 7.875%, 6/15/32  850 797
Navient, 9.375%, 7/25/30  3,175 3,235
Navient, 9.375%, 10/15/31  1,837 1,831
Navient, 11.50%, 3/15/31  1,590 1,692
OneMain Finance, 7.125%, 9/15/32  1,150 1,160
OneMain Finance, 7.50%, 5/15/31  905 933
PennyMac Financial Services, 6.875%, 2/15/33 (8) 970 941

T. ROWE PRICE Credit Opportunities Fund

Par/Shares $ Value
(Amounts in 000s)
‡
PennyMac Financial Services, 7.125%, 11/15/30 (8) 1,140 1,151
Ryan Specialty, 5.875%, 8/1/32 (8) 465 462
37,299
Food  0.1%
Darling Ingredients, 6.00%, 6/15/30 (8) 465 470
470
Gaming  1.4%
Caesars Entertainment, 7.00%, 2/15/30 (8) 1,100 1,113
Churchill Downs, 5.75%, 4/1/30 (8) 455 455
Churchill Downs, 6.75%, 5/1/31 (8) 510 521
Light & Wonder International, 7.25%, 11/15/29 (8) 540 552
Light & Wonder International, 7.50%, 9/1/31 (8) 300 312
Ontario Gaming GTA, 8.00%, 8/1/30 (8) 1,270 1,231
Scientific Games Holdings, 6.625%, 3/1/30 (8) 5 4
Voyager Parent, 9.25%, 7/1/32 (8) 1,324 1,404
5,592
Health Care  6.3%
1261229 B.C., 10.00%, 4/15/32 (8) 2,065 2,115
AthenaHealth Group, 6.50%, 2/15/30 (8) 1,700 1,639
Bausch + Lomb, 8.375%, 10/1/28 (8) 530 549
CHS, 9.75%, 1/15/34 (8) 1,550 1,626
CHS, 10.875%, 1/15/32 (8) 1,400 1,509
DaVita, 6.875%, 9/1/32 (8) 1,000 1,036
LifePoint Health, 7.00%, 5/1/34 (8) 1,500 1,464
LifePoint Health, 8.375%, 2/15/32 (8) 2,100 2,204
LifePoint Health, 10.00%, 6/1/32 (8)(9) 4,696 4,804
Medline Borrower, 5.25%, 10/1/29 (8) 595 594
Medline Borrower, 6.25%, 4/1/29 (8) 630 647
Molina Healthcare, 6.50%, 2/15/31 (8) 600 609
MPT Operating Partnership, 0.993%, 10/15/26 (EUR)  420 477
MPT Operating Partnership, 8.50%, 2/15/32 (8) 950 990
Opal Bidco, 6.50%, 3/31/32 (8) 2,735 2,784
Radiology Partners, 8.50%, 7/15/32 (8) 697 710
Tenet Healthcare, 6.125%, 6/15/30  435 439
Tenet Healthcare, 6.875%, 11/15/31  290 308
Teva Pharmaceutical Finance Netherlands III, 7.875%, 9/15/29  395 425
24,929
Information Technology  2.3%
Carvana, 9.00%, 6/1/31, (9.00% Cash) (3)(8) 1,614 1,783
Cloud Software Group, 9.00%, 9/30/29 (8) 3,925 3,878
Entegris, 5.95%, 6/15/30 (8) 900 909
McAfee, 7.375%, 2/15/30 (8) 1,555 1,330

T. ROWE PRICE Credit Opportunities Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Wolfspeed, 13.875%, 6/23/30, (9.875% Cash and 4.00%
PIK) (3)(8) 1,212 1,336
9,236
Manufacturing  0.4%
Madison IAQ, 5.875%, 6/30/29 (8) 1,530 1,531
1,531
Metals & Mining  0.9%
Arsenal AIC Parent, 8.00%, 10/1/30 (8) 945 990
Arsenal AIC Parent, 11.50%, 10/1/31 (8) 1,055 1,139
ATI, 5.125%, 10/1/31  235 233
ATI, 7.25%, 8/15/30  395 410
WS Escrow, 7.75%, 6/1/33 (8) 655 668
3,440
Other Telecommunications  5.3%
APLD ComputeCo 2, 6.75%, 3/15/31 (8) 1,700 1,713
Cipher Compute, 7.125%, 11/15/30 (8) 1,683 1,754
Edged Compute, 7.50%, 4/30/31 (8) 2,145 2,151
Flash Compute, 7.25%, 12/31/30 (8) 1,390 1,435
Level 3 Financing, 6.875%, 6/30/33 (8) 1,415 1,458
Level 3 Financing, 7.00%, 3/31/34 (8) 2,080 2,155
Level 3 Financing, 7.50%, 2/15/37 (8) 685 707
Meridian Arc Holdco, 6.25%, 4/30/31 (8) 2,915 2,930
PR RNO Property Owner 1, 6.50%, 5/1/31 (8) 2,840 2,843
Uniti Group, Series Feb, 8.625%, 6/15/32 (8) 800 837
WULF Compute, 7.75%, 10/15/30 (8) 2,940 3,093
21,076
Printing & Publishing  0.3%
Getty Images, 10.50%, 11/15/30 (8) 1,186 1,055
Getty Images, 11.25%, 2/21/30 (8)(9) 328 281
1,336
Real Estate Investment Trust Securities  1.6%
Service Properties Trust, 8.625%, 11/15/31 (8) 4,075 4,300
Service Properties Trust, Zero Coupon, 9/30/27 (8) 2,125 1,975
6,275
Retail  1.5%
CVS Health, VR, 6.75%, 12/10/54 (11) 1,610 1,677
CVS Health, VR, 7.00%, 3/10/55 (11) 3,130 3,265
PetSmart, 7.50%, 9/15/32 (8) 800 806
5,748
Satellites  0.2%
Connect Finco, 9.00%, 9/15/29 (8) 695 734
734

T. ROWE PRICE Credit Opportunities Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Services  2.8%
Albion Financing 1, 7.00%, 5/21/30 (8) 1,222 1,262
Allied Universal Holdco, 7.875%, 2/15/31 (8) 1,092 1,142
Avis Budget Car Rental, 8.25%, 1/15/30 (8) 1,065 1,098
Axon Enterprise, 6.125%, 3/15/30 (8) 620 634
Axon Enterprise, 6.25%, 3/15/33 (8) 890 911
Clarivate Science Holdings, 4.875%, 7/1/29 (8) 1,082 990
Fortress Intermediate 3, 7.50%, 6/1/31 (8) 350 354
RB Global Holdings, 6.75%, 3/15/28 (8) 140 142
RB Global Holdings, 7.75%, 3/15/31 (8) 293 304
Shift4 Payments, 6.75%, 8/15/32 (8) 1,610 1,610
Staples, 10.75%, 9/1/29 (8) 605 575
UKG, 6.875%, 2/1/31 (8) 1,880 1,849
10,871
Supermarkets  0.4%
EG Global Finance, 12.00%, 11/30/28 (8) 1,278 1,363
1,363
Transportation  0.2%
Watco, 7.125%, 8/1/32 (8) 910 937
937
Utilities  7.0%
AES, VR, 6.95%, 7/15/55 (11) 335 330
AES, VR, 7.60%, 1/15/55 (11) 160 163
Alpha Generation, 6.75%, 10/15/32 (8) 1,215 1,243
HA Sustainable Infrastructure Capital, 6.375%, 7/1/34  580 594
HA Sustainable Infrastructure Capital, VR, 7.125%,
11/15/56 (11) 1,469 1,480
HA Sustainable Infrastructure Capital, VR, 8.00%, 6/1/56 (11) 1,411 1,502
NRG Energy, VR, 10.25% (8)(10)(11) 677 737
PG&E, VR, 6.85%, 9/15/56 (11) 1,200 1,195
PG&E, VR, 7.375%, 3/15/55 (11) 641 653
Talen Energy Supply, 6.125%, 5/1/31 (8) 1,680 1,679
Talen Energy Supply, 6.25%, 2/1/34 (8) 1,600 1,594
Talen Energy Supply, 6.50%, 2/1/36 (8) 1,600 1,609
Vistra, VR, 8.00% (8)(10)(11) 1,884 1,896
Vistra, Series C, VR, 8.875% (8)(10)(11) 8,745 9,405
Vistra Operations, 7.75%, 10/15/31 (8) 805 844
XPLR Infrastructure Operating Partners, 7.75%, 4/15/34 (8) 1,250 1,320
XPLR Infrastructure Operating Partners, 8.375%, 1/15/31 (8)(9) 1,420 1,522
27,766
Wireless Communications  1.8%
Asurion & Asurion Co-Issuer, 8.00%, 12/31/32 (8) 2,500 2,606
Asurion & Asurion Co-Issuer, 8.375%, 2/1/34 (8) 1,610 1,574

T. ROWE PRICE Credit Opportunities Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Rogers Communications, VR, 7.00%, 4/15/55 (11) 2,815 2,879
7,059
Total Corporate Bonds (Cost $317,686) 321,621
MUNICIPAL SECURITIES  0.6%
Puerto Rico  0.6%
Puerto Rico Commonwealth, GO, VR, 11/1/43 (12) 3,674 2,535
Total Municipal Securities (Cost $2,189) 2,535
PREFERRED STOCKS  1.1%
Financial  1.1%
AH Parent, Series A, Acquisition Date: 9/27/24, Cost $3,241 (5)
(6)(7) 3 3,274
Navacord, Class A, Acquisition Date: 1/30/26, Cost $978
(CAD) (5)(6)(7) 1 956
Total Preferred Stocks (Cost $4,219) 4,230
SHORT-TERM INVESTMENTS  5.3%
Money Market Funds  5.3%
T. Rowe Price Government Reserve Fund, 3.67% (13)(14) 20,948 20,948
Total Short-Term Investments (Cost $20,948) 20,948

T. ROWE PRICE Credit Opportunities Fund

Par/Shares $ Value
(Amounts in 000s)
‡
SECURITIES LENDING COLLATERAL  2.0%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 2.0%
Money Market Funds 2.0%
T. Rowe Price Treasury Reserve Fund, 3.67% (13)(14) 7,773 7,773
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust
Company 7,773
Total Securities Lending Collateral (Cost $7,773) 7,773
Total Investments in Securities
101.6% of Net Assets
(Cost $399,543) $ 401,855

T. ROWE PRICE Credit Opportunities Fund

‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(2) All or a portion of this loan is unsettled as of May 31, 2026. The interest rate for unsettled loans will be determined upon settlement after period end.
(3) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(4) All or a portion of the position represents an unfunded commitment; a liability to fund the commitment has been recognized. The fund's total unfunded commitments at May 31, 2026, were $215 and were valued at $218 (0.1% of net assets).
(5) See Note 2. Level 3 in fair value hierarchy.
(6) Non-income producing
(7) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $7,348 and represents 1.9% of net assets.
(8) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $273,478 and represents 69.1% of net assets.
(9) See Note 4 . All or a portion of this security is on loan at May 31, 2026.
(10) Perpetual security with no stated maturity date.
(11) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(12) Contingent value instrument that only pays out if a portion of the territory's
Sales and Use Tax outperforms the projections in the Oversight Board’s
Certified Fiscal Plan.
(13) Seven-day yield
(14) Affiliated Companies

T. ROWE PRICE Credit Opportunities Fund

1M TSFR One month term SOFR (Secured overnight financing rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
6M TSFR Six month term SOFR (Secured overnight financing rate)
CAD Canadian Dollar
EUR Euro
FRN Floating Rate Note
GO General Obligation
PIK Payment-in-kind
PRIME Prime rate
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Credit Opportunities Fund

(Amounts in 000s)
SWAPS 0.0%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
Goldman Sachs, Protection Sold
(Relevant Credit: Carvana, Caa1*),
Receive 5.00% Quarterly, Pay upon
credit default, 12/20/30 * 50 6 4 2
JPMorgan Chase, Protection Sold
(Relevant Credit: Carvana, Caa1*),
Receive 5.00% Quarterly, Pay upon
credit default, 12/20/30 * 49 5 3 2
Total Bilateral Credit Default Swaps, Protection
Sold 7 4
Total Bilateral Swaps 7 4
* Credit ratings as of May 31, 2026. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.

T. ROWE PRICE Credit Opportunities Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
JPMorgan Chase 7/24/26 USD 964 CAD 1,314 $ 9
JPMorgan Chase 8/21/26 USD 1,049 EUR 898 (3)
Net unrealized gain (loss) on open forward
currency exchange contracts $ 6

T. ROWE PRICE Credit Opportunities Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended May 31, 2026. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
3.67% $ — $ — $ 555++
T. Rowe Price Treasury Reserve Fund, 3.67% — — —++
Totals $ —# $ — $ 555+
Supplementary Investment Schedule
Affiliate
Value
5/31/25
Purchase
Cost
Sales
Cost
Value
5/31/26
T. Rowe Price Government
Reserve Fund, 3.67% $ 16,533  ¤  ¤ $ 20,948
T. Rowe Price Treasury
Reserve Fund, 3.67% —  ¤  ¤ 7,773
Total $ 28,721^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4 .
+ Investment income comprised $555 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $28,721.

T. ROWE PRICE Credit Opportunities Fund
May 31, 2026
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $399,543) $ 401,855
Interest receivable 6,964
Cash 553
Receivable for shares sold 343
Unrealized gain on forward currency exchange contracts 9
Bilateral swap premiums paid 7
Due from affiliates 4
Unrealized gain on bilateral swaps 4
Foreign currency (cost $1) 1
Other assets 66
Total assets 409,806
Liabilities
Obligation to return securities lending collateral 7,773
Payable for investment securities purchased 5,033
Payable for shares redeemed 773
Investment management fees payable 183
Unrealized loss on forward currency exchange contracts 3
Other liabilities 477
Total liabilities 14,242
Commitments and Contingent Liabilities (note 6 )
NET ASSETS $ 395,564

T. ROWE PRICE Credit Opportunities Fund
May 31, 2026
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ (21,026)
Paid-in capital applicable to 49,408,662 shares of $0.0001
par value capital stock outstanding; 1,000,000,000 shares
authorized 416,590
NET ASSETS $ 395,564
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $203,009; Shares outstanding: 25,340,039) $ 8.01
Advisor Class
(Net assets: $98; Shares outstanding: 12,283) $ 7.97
I Class
(Net assets: $192,457; Shares outstanding: 24,056,340) $ 8.00

T. ROWE PRICE Credit Opportunities Fund
Statement of Operations

($000s)
Year
Ended
5/31/26
Investment Income (Loss)
Income
.
  Interest $ 25,133
Dividend 1,028
Securities lending 43
Other 1
Total income 26,205
Expenses
Investment management 1,889
Shareholder servicing
Investor Class $ 343
Advisor Class 1
I Class 48 392
Prospectus and shareholder reports
Investor Class 17
Advisor Class 1
I Class 10 28
Custody and accounting 226
Registration 107
Legal and audit 53
Directors 1
Miscellaneous 18
Waived / paid by Price Associates (337)
Total expenses 2,377
Net investment income 23,828

T. ROWE PRICE Credit Opportunities Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
5/31/26
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities 865
Swaps 16
Forward currency exchange contracts 2
Net realized gain 883
Change in net unrealized gain / loss
Securities (235)
Swaps 4
Forward currency exchange contracts 15
Other assets and liabilities denominated in foreign currencies (10)
Change in net unrealized gain / loss (226)
Net realized and unrealized gain / loss 657
INCREASE IN NET ASSETS FROM OPERATIONS $ 24,485

T. ROWE PRICE Credit Opportunities Fund
Statement of Changes in Net Assets

($000s)
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
5/31/26 5/31/25
Increase (Decrease) in Net Assets
Operations
Net investment income $ 23,828 $ 17,066
Net realized gain (loss) 883 (1,536)
Change in net unrealized gain / loss (226) 3,926
Increase in net assets from operations 24,485 19,456
Distributions to shareholders
Net earnings
Investor Class (12,471) (8,482)
Advisor Class (6) (7)
I Class (11,299) (8,576)
Decrease in net assets from distributions (23,776) (17,065)
Capital share transactions
*
Shares sold
Investor Class 105,109 110,186
Advisor Class 3 6
I Class 94,443 64,925
Distributions reinvested
Investor Class 12,147 8,215
Advisor Class 6 7
I Class 9,777 7,475
Shares redeemed
Investor Class (71,738) (54,258)
Advisor Class (3) (22)
I Class (41,749) (38,854)
Increase in net assets from capital share
transactions 107,995 97,680

T. ROWE PRICE Credit Opportunities Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
5/31/26 5/31/25
Net Assets
Increase during period 108,704 100,071
Beginning of period 286,860 186,789
End of period $ 395,564 $ 286,860
*Share information (000s)
Shares sold
Investor Class 13,044 13,818
Advisor Class –
(1)
1
I Class 11,744 8,166
Distributions reinvested
Investor Class 1,509 1,032
Advisor Class 1 1
I Class 1,217 940
Shares redeemed
Investor Class (8,919) (6,838)
Advisor Class (1) (3)
I Class (5,199) (4,922)
Increase in shares outstanding 13,39 6 12,195
(1)
Amount rounds to less than 1,000 shares

T. ROWE PRICE Credit Opportunities Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Credit Opportunities Fund, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Credit
Opportunities Fund, Inc. (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks a combination of long-term capital appreciation and high income. The fund has three classes of shares: the Credit Opportunities Fund, Inc.
(Investor Class), the Credit Opportunities Fund–Advisor Class (Advisor Class)
and the Credit Opportunities Fund–I Class (I Class). Advisor Class shares are sold only through various brokers and other financial intermediaries. I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The Advisor Class operates under a
Board-approved Rule 12b-1 plan pursuant to which the class compensates financial intermediaries for distribution, shareholder servicing, and/or certain administrative services; the Investor and I Classes do not pay Rule 12b-1 fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Income tax-related interest and

T. ROWE PRICE Credit Opportunities Fund

penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Earnings on investments recognized as partnerships for federal income tax purposes reflect the tax character of such earnings. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares. The Advisor Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets; during the year ended May 31, 2026, the Advisor Class incurred less than $1,000 in these fees.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as

T. ROWE PRICE Credit Opportunities Fund

may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE Credit Opportunities Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities are generally traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decides whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets,

T. ROWE PRICE Credit Opportunities Fund

and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices or how often it will determine it necessary to adjust those prices to reflect fair value.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Credit Opportunities Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on May 31, 2026 (for further detail by category, please refer to the accompanying Portfolio of Investments):
Following is a reconciliation of the fund’s Level 3 holdings for the year ended
May 31, 2026. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any, and is included on the accompanying Statement of Operations. The change in unrealized gain/loss on
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 3,696 $ — $ 3,696
Bank Loans — 35,143 2,546 37,689
Common Stocks 1,577 — — 1,577
Convertible Preferred Stocks 2,483 — 1,838 4,321
Corporate Bonds — 320,341 1,280 321,621
Preferred Stocks — — 4,230 4,230
Short-Term Investments 20,948 — — 20,948
Securities Lending Collateral 7,773 — — 7,773
Total Securities 32,781 359,180 9,894 401,855
Swaps — 11 — 11
Forward Currency Exchange
Contracts — 9 — 9
Total $ 32,781 $ 359,200 $ 9,894 $ 401,875
Liabilities
Forward Currency Exchange
Contracts $ — $ 3 $ — $ 3
1
Includes Convertible Bonds and Municipal Securities.

T. ROWE PRICE Credit Opportunities Fund

Level 3 instruments held at May 31, 2026, totaled $397,000 for the year ended
May 31, 2026. During the year, transfers out of Level 3 were because observable market data became available for the security.
NOTE 3 - DERIVATIVE INSTRUMENTS
During the year ended May 31, 2026, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement or delivery of cash or other assets. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information.
The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
($000s)
Beginning
Balance
5/31/25
Gain
(Loss)
During
Period
Total
Purchases
Total
Sales
Transfer
Out of
Level 3
Ending
Balance
5/31/26
Investment in
Securities
Bank Loans $ 1,010 $ 11 $ 4,147 $ (1,898) $ (724) $ 2,546
Convertible Preferred
Stocks 1,400 438 — — — 1,838
Corporate Bonds — 10 1,270 — — 1,280
Preferred Stocks 3,296 (45) 979 — — 4,230
Total $ 5,706 $ 414 $ 6,396 $ (1,898) $ (724) $ 9,894

T. ROWE PRICE Credit Opportunities Fund

The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of May 31, 2026, and the related location on the accompanying Statement of
Assets and Liabilities, presented by primary underlying risk exposure:
($000s)
Location on Statement of
Assets and Liabilities Fair Value
Assets
Foreign exchange derivatives Forwards $ 9
Credit derivatives Bilateral Swaps and Premiums 11
Total $ 20
Liabilities
Foreign exchange derivatives Forwards $ 3
Total $ 3

T. ROWE PRICE Credit Opportunities Fund

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the year ended May 31, 2026, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
Counterparty Risk and Collateral  The fund invests in derivatives, such as non-cleared bilateral swaps, forward currency exchange contracts, and/or OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives), and thereby may expose the fund to counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements (MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral to cover mark-to-market exposure. MNAs may be in the form of International Swaps and Derivatives Association master agreements (ISDAs), with a Credit Support
Annex (CSA), if any, that governs the collateralization process, or foreign exchange letter agreements (FX letters).
MNAs govern the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay
($000s)
Location of Gain (Loss) on Statement of Operations
Forward
Currency
Exchange
Contracts Swaps Total
Realized Gain (Loss)
Foreign exchange derivatives $ 2 $ — $ 2
Credit derivatives — 16 16
Total $ 2 $ 16 $ 18
Change in Unrealized
Gain (Loss)
Foreign exchange derivatives $ 15 $ — $ 15
Credit derivatives — 4 4
Total $ 15 $ 4 $ 19

T. ROWE PRICE Credit Opportunities Fund

or bankruptcy. In addition, ISDAs specify other events, such as Additional
Termination Events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate. Upon termination, all transactions with that counterparty would be liquidated and a net termination amount determined. ISDAs typically include collateral agreements, such as a CSA, whereas FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with each counterparty, subject to minimum transfer amounts that typically range from $100,000 to $250,000. Any additional collateral required due to changes in security values is typically transferred the next business day.
Collateral may be in the form of cash or debt securities issued by the U.S.
government or related agencies, although other securities may be used depending on the terms outlined in the applicable MNA. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets.
For bilateral derivatives, collateral posted or received by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the same manner as equity or fixed income securities, OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction. This ability is subject to the liquidity of underlying positions. As of May 31, 2026, no collateral was pledged by either the fund or counterparties for bilateral derivatives.
Forward Currency Exchange Contracts  The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. It may use forward currency exchange contracts (forwards) primarily to protect its non-U.S. dollar-denominated securities from adverse currency movements or to increase exposure to a particular foreign currency, to shift the fund’s foreign currency exposure from one country to another, or to enhance the fund’s return. A forward involves an obligation to purchase or sell a fixed amount of a specific currency on a future date at a price set at the time of the contract. Although certain forwards may be settled by exchanging only the net gain or loss on the contract, most forwards are settled with the exchange of the underlying currencies in accordance with the specified terms. Forwards

T. ROWE PRICE Credit Opportunities Fund

are valued at the unrealized gain or loss on the contract, which reflects the net amount the fund either is entitled to receive or obligated to deliver, as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Appreciated forwards are reflected as assets and depreciated forwards are reflected as liabilities on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of
Operations. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the agreements; that anticipated currency movements will not occur, thereby reducing the fund’s total return; and the potential for losses in excess of the fund’s initial investment. During the year ended May 31, 2026, the volume of the fund’s activity in forwards, based on underlying notional amounts, was generally less than 1% of net assets.
Swaps  The fund is subject to credit risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risk. The fund may use swaps in an effort to manage both long and short exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool; or to adjust portfolio duration and credit exposure. Swap agreements can be settled either directly with the counterparty (bilateral swap) or through a central clearinghouse
(centrally cleared swap). Fluctuations in the fair value of a contract are reflected in unrealized gain or loss and are reclassified to realized gain or loss on the accompanying Statement of Operations upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized gain or loss on the accompanying Statement of Operations. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms; unrealized gain on contracts and premiums paid are reflected as assets and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying Statement of Assets and Liabilities. For bilateral swaps, premiums paid or received are amortized over the life of the swap and are recognized as realized gain or loss on the accompanying Statement of Operations. For centrally cleared swaps, payments are made or received by the fund each day to settle the daily fluctuation in the value of the contract (variation margin). Accordingly, the value of a centrally cleared swap included in net assets is the unsettled variation margin; net

T. ROWE PRICE Credit Opportunities Fund

variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities.
Credit default swaps are agreements where one party (the protection buyer)
agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(ies) within the index. Generally, the payment risk for the seller of protection is inversely related to the current market price or credit rating of the underlying credit or the market value of the contract relative to the notional amount, which are indicators of the markets’ valuation of credit quality. As of May 31, 2026, the notional amount of protection sold by the fund totaled $99,000 (0.0% of net assets), which reflects the maximum potential amount the fund could be required to pay under such contracts. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
During the year ended May 31, 2026, the volume of the fund’s activity in swaps, based on underlying notional amounts, was generally less than 1% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.

T. ROWE PRICE Credit Opportunities Fund

Emerging and Frontier Markets  The fund invests, either directly or through investments in other T. Rowe Price funds, in securities of companies located in, issued by governments of, or denominated in or linked to the currencies of emerging and frontier market countries. Emerging markets, and to a greater extent frontier markets, tend to have economic structures that are less diverse and mature, less developed legal and regulatory regimes, and political systems that are less stable, than those of developed countries. These markets may be subject to greater political, economic, and social uncertainty and differing accounting standards and regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S.
dollars. Emerging markets securities exchanges are more likely to experience delays with the clearing and settling of trades, as well as the custody of holdings by local banks, agents, and depositories. Such securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S.
securities. Investing in frontier markets is typically significantly riskier than investing in other countries, including emerging markets.
Noninvestment-Grade Debt  The fund invests, either directly or through its investment in other T. Rowe Price funds, in noninvestment-grade debt, including
“high yield” or “junk” bonds or leveraged loans. Noninvestment-grade debt issuers are more likely to suffer an adverse change in financial condition that would result in the inability to meet a financial obligation. The noninvestment-
grade debt market may experience sudden and sharp price swings due to a variety of factors that may decrease the ability of issuers to make principal and interest payments and adversely affect the liquidity or value, or both, of such securities. Accordingly, securities issued by such companies carry a higher risk of default and should be considered speculative.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Bank Loans  The fund invests in bank loans, which represent an interest in amounts owed by a borrower to a syndicate of lenders. Bank loans are generally noninvestment-grade and often involve borrowers whose financial condition is highly leveraged. The fund may invest in fixed and floating rate loans, which may include senior floating rate loans; secured and unsecured loans, second lien or more junior loans; and bridge loans or bridge facilities.
Certain bank loans may be revolvers which are a form of senior bank debt, where the borrower can draw down the credit of the revolver when it needs

T. ROWE PRICE Credit Opportunities Fund

cash and repays the credit when the borrower has excess cash. Certain loans may be “covenant-lite” loans, which means the loans contain fewer maintenance covenants than other loans (in some cases, none) and do not include terms which allow the lender to monitor the performance of the borrower and declare a default if certain criteria are breached. As a result of these risks, the fund’s exposure to losses may be increased.
Bank loans may be in the form of either assignments or participations. A loan assignment transfers all legal, beneficial, and economic rights to the buyer, and transfer typically requires consent of both the borrower and agent. In contrast, a loan participation generally entitles the buyer to receive the cash flows from principal, interest, and any fee payments on a portion of a loan;
however, the seller continues to hold legal title to that portion of the loan. As a result, the buyer of a loan participation generally has no direct recourse against the borrower and is exposed to credit risk of both the borrower and seller of the participation.
Bank loans often have extended settlement periods, generally may be repaid at any time at the option of the borrower, and may require additional principal to be funded at the borrowers’ discretion at a later date (e.g. unfunded commitments and revolving debt instruments). Until settlement, the fund maintains liquid assets sufficient to settle its unfunded loan commitments. The fund reflects both the funded portion of a bank loan as well as its unfunded commitment in the Portfolio of Investments. However, if a credit agreement provides no initial funding of a tranche, and funding of the full commitment at a future date(s) is at the borrower’s discretion and considered uncertain, a loan is reflected in the
Portfolio of Investments only if, and only to the extent that, the fund has actually settled a funding commitment.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities

T. ROWE PRICE Credit Opportunities Fund

and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Any non-cash collateral received cannot be sold, re-invested or pledged by the fund, except in the event of borrower default. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At May 31, 2026, the value of loaned securities was $9,868,000; the aggregate value of collateral was $10,388,000 and consisted of cash collateral and related investments of $7,773,000 and U.S.
government securities of $2,615,000.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $216,277,000 and
$120,687,000, respectively, for the year ended May 31, 2026.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to the character of market discount at time of sale, the character of income on certain derivatives contracts and differences between book/tax amortization policies.

T. ROWE PRICE Credit Opportunities Fund

The tax character of distributions paid for the periods presented was as follows:
At May 31, 2026, the tax-basis cost of investments (including derivatives, if any)
and gross unrealized appreciation and depreciation were as follows:
At May 31, 2026, the tax-basis components of accumulated net earnings (loss)
were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period.
The temporary differences relate primarily to the deferral of losses from wash sales, the recognition of market discount and premium amortization and the character of income on certain derivatives contracts. The loss carryforwards and deferrals primarily relate to capital loss carryforwards and straddle deferrals.
Capital loss carryforwards are available indefinitely to offset future realized capital gains. During the year ended May 31, 2026, the fund utilized $418,000
($000s)
May 31,
2026
May 31,
2025
Ordinary income (including short-term capital
gains, if any) $ 23,776 $ 17,065
($000s)
Cost of investments $ 398,288
Unrealized appreciation $ 9,585
Unrealized depreciation (5,991)
Net unrealized appreciation (depreciation) $ 3,594
($000s)
Undistributed ordinary income $ 121
Net unrealized appreciation (depreciation) 3,594
Loss carryforwards and deferrals (24,741)
Total distributable earnings (loss) $ (21,026)

T. ROWE PRICE Credit Opportunities Fund

of capital loss carryforwards. Further, a portion of the fund’s available capital loss carryforwards are subject to certain limitations on amount or timing of use related to an ownership change.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.27%
of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.26% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At May 31, 2026, the effective annual group fee rate was 0.28%.
The Investor Class and Advisor Class are each subject to a contractual expense limitation through the expense limitation dates indicated in the table below. This agreement will continue through the expense limitation dates indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. Each class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and

T. ROWE PRICE Credit Opportunities Fund

acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price Associates during the year ended May 31, 2026 as indicated in the table below. Including these amounts, expenses previously waived/paid by
Price Associates in the amount of $1,029,000 remain subject to repayment by the fund at May 31, 2026. Any repayment of expenses previously waived/
paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying
Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. For the year ended May 31, 2026, expenses incurred pursuant to these service agreements were $127,000 for Price Associates and
$163,000 for T. Rowe Price Services, Inc. All amounts due to and due from
Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
Investor
Class
Advisor
Class I Class
Expense limitation/I Class Limit 0.81% 0.91% 0.01%
Expense limitation date 07/31/27 07/31/27 07/31/27
(Waived)/repaid during the period ($000s) $(106) $(2) $(229)

T. ROWE PRICE Credit Opportunities Fund

T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Effective November 12, 2025, cash collateral from securities lending, if any, is invested in the T. Rowe Price Treasury Reserve Fund. Prior to
November 12, 2025, cash collateral from securities lending, if any, was invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay
no investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended May 31, 2026, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE 7 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Group acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in

T. ROWE PRICE Credit Opportunities Fund

the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 8 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

T. ROWE PRICE Credit Opportunities Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors and Shareholders of T. Rowe Price Credit
Opportunities Fund, Inc.
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Credit Opportunities Fund, Inc.
(the "Fund") as of May 31, 2026, the related statement of operations for the year ended May 31, 2026, the statement of changes in net assets for each of the two years in the period ended May 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended May 31, 2026
(collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the
Fund as of May 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May
31, 2026 and the financial highlights for each of the five years in the period ended May 31, 2026, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management.
Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Fund in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE Credit Opportunities Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2026 by correspondence with the custodians, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
July 17, 2026
We have served as the auditor of one or more investment companies in the T.
Rowe Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE Credit Opportunities Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 5/31/26
We are providing this information as required by the Internal Revenue Code.
The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
For taxable non-corporate shareholders, $418,000 of the fund's income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than 20%.
For corporate shareholders, $418,000 of the fund's income qualifies for the dividends-received deduction.
For shareholders subject to interest expense deduction limitation under Section
163(j), $23,118,000 of the fund’s income qualifies as a Section 163(j) interest dividend and can be treated as interest income for purposes of Section 163(j), subject to holding period requirements and other limitations.

T. ROWE PRICE Credit Opportunities Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser). In that regard, at a meeting held on March 11-12, 2026 (Meeting), the Board, including all of the fund’s independent directors who were present in person at the Meeting, approved the continuation of the fund’s Advisory Contract. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the approval of the Advisory Contract. The independent directors were assisted in their evaluation of the Advisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the
Advisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the Adviser about various topics and information provided to it by the Adviser. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the
T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser. These services include, but are not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance and infrastructure, as well as compliance with new and evolving regulatory requirements (e.g., derivatives and liquidity risk management); maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Adviser’s senior management team and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract.

T. ROWE PRICE Credit Opportunities Fund

Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and (as applicable) peer groups of funds with similar investment programs for various periods through December 31,
2025. Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2025, which ranked the returns of the fund’s Investor Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of investment company data.
In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups.
The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the
Board’s approval of the continuation of the Advisory Contract.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the
Adviser under the Advisory Contract and other direct and indirect benefits that the
Adviser (and its affiliates) may have realized from its relationship with the fund, including any research received under soft-dollar arrangements with broker-dealers.
In considering soft-dollar arrangements, the Board noted that the Adviser may use brokerage commissions in connection with certain T. Rowe Price funds’ securities transactions to pay for research when permissible, and the Board considered that the Adviser may receive some benefit from soft-dollar arrangements pursuant to which research is received from broker-dealers that execute the applicable fund’s portfolio transactions.
The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. While the Board did not review information regarding profits realized from managing the fund in particular because the fund had either not achieved sufficient portfolio asset size or the
Adviser had not recognized sufficient revenues to produce meaningful profit margin percentages, the Board concluded that the Adviser’s profits were reasonable in light of the services provided to the T. Rowe Price funds.

T. ROWE PRICE Credit Opportunities Fund

The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale potentially realized by the Adviser. Under the Advisory Contract, the fund pays a management fee to the Adviser for investment management services composed of two components – a group fee rate based on the combined average net assets of most of the T. Rowe Price mutual funds and ETFs (including the fund) (“group fee rate assets”) that declines at certain asset levels and an individual fund fee rate based on the fund’s average daily net assets – and the fund pays its own expenses of operations. The group fee schedule is graduated so the group fee rate decreases as total group fee rate assets increase and the group fee rate increases as total group fee rate assets decrease. As a result, shareholders benefit from overall growth in T. Rowe Price fund assets, which reduces the management fee rate for any fund that has a group fee component to its management fee, and reflects that certain resources utilized to operate the fund are shared with other T. Rowe Price funds thus allowing shareholders of those funds to share potential economies of scale.
The fund’s shareholders also benefit from potential economies of scale through a decline in certain operating expenses as the fund grows in size. However, the fund is also subject to contractual expense limitations that require the Adviser to waive its management fees and/or bear any operating expenses that would otherwise cause the expenses of a share class of the fund to exceed a certain percentage based on the class’s net assets. The expense limitations mitigate the potential for an increase in operating expenses above a certain level that could impact shareholders.
In addition, the Board noted that the fund shares in potential economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe
Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers. The Board concluded that the management fee structure for the fund provides for a reasonable sharing of benefits from potential economies of scale with the fund and its investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, and total expenses of the fund’s Investor Class and
I Class with a group of competitor funds selected by Broadridge (Expense Group);
and (ii) actual management fees and total expenses of the fund’s Investor Class and I Class with a broader set of funds within the Lipper investment classification
(Expense Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the Adviser after any applicable waivers, reductions, or

T. ROWE PRICE Credit Opportunities Fund

reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements)
in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board for the fund’s Investor Class indicated that the contractual management fee ranked in the second quintile (Expense Group), the actual management fee rate ranked in the second quintile (Expense Group) and first quintile (Expense Universe), and the fund’s total expenses ranked in the fourth quintile (Expense Group and Expense Universe). The information provided to the
Board for the fund’s I Class indicated that the contractual management fee ranked in the second quintile (Expense Group), the actual management fee rate ranked in the first quintile (Expense Group and Expense Universe), and the fund’s total expenses ranked in the first quintile (Expense Group and Expense Universe).
The Board was provided the fee schedules and other account fee information for certain comparable investment portfolios that are advised or subadvised by the
Adviser and its affiliates, including separately managed accounts for institutional investors; subadvised funds; and other sponsored investment portfolios that are not registered investment companies, including collective investment trusts and pooled vehicles organized and offered to investors outside the United
States. The fee schedules and account fee information, which are subject to change, may be negotiated under certain circumstances and may differ across regions. Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory clients and other types of clients, including information about how the requirements, economics and risks of the domestic and international businesses may differ from those of the proprietary mutual fund and ETF (“registered fund”) business. The Board considered information showing that the Adviser’s proprietary registered fund business is generally more complex from a business and regulatory perspective than its other domestic and international businesses and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary registered fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the
Adviser to manage its registered fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.

T. ROWE PRICE Credit Opportunities Fund

On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
Approval of the Advisory Contract
As noted, the Board approved the continuation of the Advisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract (including the fees to be charged for services thereunder).

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F105-050 7/26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)	Listing standards relating to recovery of erroneously awarded compensation: not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Credit Opportunities Fund, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	July 17, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	July 17, 2026

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	July 17, 2026